Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions

6. Related Party Transactions

On July 9, 2018, Jonathan Adams (COO) entered into an Accord and Debt Satisfaction Agreement with the Company in which he agreed to release the Company from all liabilities including the original contract to defer payment of his accrued salary dated March 23, 2017, the promissory note issued by the Company to defer payment of accrued salary; and subsequent unpaid salary, totaling the amount of $534,722, and received cash of $25,694 in satisfaction. The gain of $509,028 on the settlement of debt was reflected in the additional paid in capital.

On July 9, 2018, Elliot Ehrlich (former CEO and shareholder) entered into an Accord and Debt Satisfaction Agreement with the Company in which he agreed to release the Company from all liabilities including the original contract to defer payment of accrued salary dated March 23, 2017, totaling the amount of $222,028 the promissory note issued by the Company to defer payment of accrued salary; and received cash of $22,273 and 222,028 common shares in satisfaction. The common shares were valued at the market price on the date of settlement at $0.06 per common share. The gain of $186,503 on the settlement of debt was reflected in the additional paid in capital.

On August 8, 2018, Barrett Ehrlich (Independent contractor, related party to Elliot Ehrlich and shareholder) on behalf of The Barrett Edge Inc. (“Barrett”) entered into an Accord and Debt Satisfaction Agreement with the Company in which Barrett agreed to release the Company from all liabilities including the original contract to defer payment of accrued consulting fees dated March 23, 2017, the promissory note issued by the Company to defer payment of accrued consulting fees; loan to the Company for $14,000, and subsequent unpaid consulting fees, totaling $543,014, and received cash of $131,333 and 493,333 common shares in satisfaction. The common shares were valued at the market price on the date of settlement at $0.13 per common share. The gain of $361,548 on the settlement of debt was reflected in the additional paid in capital.

See note 8 for other related party transactions.

6. Related Party Transactions

Notes Payable

LAT Pharma was given a zero-interest bearing loan by the Company’s CEO, Jonathan Adams in the amount of $5,000 in August 2015 and $5,000 in November 2015.  The total of $10,000 was outstanding when the Company merged with LAT Pharma. On June 16th, 2017, the Company was given an additional $25,000 zero-interest bearing loan by Jonathan Adams.  During the quarter ended December 31, 2017, the Company repaid the $35,000 outstanding balance of the loan. During the quarter ended March 31, 2018, the Company was given an additional $25,000 zero-interest bearing loan by Jonathan Adams. During the quarter ended June 30, 2018, the Company repaid the $25,000 outstanding balance of the loan. The outstanding balance of the loan was $35,000 as of June 30, 2017 and zero as of June 30, 2018.

On March 23, 2017, Barrett Ehrlich agreed to defer the payment of his consulting fee debt of $173,333 until December 31, 2019, through the issuance of a Promissory note.  The promissory note does not carry any interest charge as long as the amount is paid in full before December 31, 2019.  The consulting fee debt has thereby been reclassified from a current liability to a long-term liability on the balance sheet. Any portion of the balance due under the note that remains unpaid after December 31, 2019 will accrue interest at a rate of 5% per annum until paid in full.

On March 23, 2017, Elliot Ehrlich agreed to forgive 50% of his salary debt of $444,056.  The adjusted salary debt is $222,028.13.  Elliot Ehrlich also agreed to defer the payment of his salary debt of $222,028 until December 31, 2019, through the issuance of a Promissory note.  The promissory note does not carry any interest charge as long as the amount is paid in full before December 31, 2019.  The salary debt has thereby been reclassified from a current liability to a long-term liability on the balance sheet and the salary debt forgiven has been reflected on the income statement as other income. Any portion of the balance due under the note that remains unpaid after December 31, 2019 will accrue interest at a rate of 5% per annum until paid in full.

On March 23, 2017, Jonathan Adams agreed to defer the payment of his salary debt of $180,555 until December 31, 2019, through the issuance of a Promissory note.  The promissory note does not carry any interest charge as long as the amount is paid in full before December 31, 2019.  The salary debt has thereby been reclassified from a current liability to a long-term liability on the balance sheet. Any portion of the balance due under the note that remains unpaid after December 31, 2019 will accrue interest at a rate of 5% per annum until paid in full.

The outstanding balance of the long-term note payable was $575,917 as of June 30, 2017 and $575,917 as of June 30, 2018.

Sale of Common Stock and Warrants

In January 2018, the Company sold an aggregate of 333,333 shares of common stock and warrants to purchase 333,333 shares of common stock to a member of its board of directors for aggregate gross proceeds of $50,000. The purchase price for the common stock and warrants was $0.15 per share. The warrants are exercisable at an exercise price of $0.15 at any time from date of issuance until 7 years from the date of issuance.

Common Stock issued for Services

In January 2018, the Company issued 1,400,000 shares of common stock as compensation for the Board of Directors. The shares were valued at $0.15 per share which was the trading price on date of issuance, and the value of the compensation was $210,000.